Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000229902 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000229902 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000229902 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229903 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000229903 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000229903 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226491 | Options
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000226491 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000226491 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226492 | Options
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000226492 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000226492 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226493 | Options
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000226493 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000226493 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000226494 | Options
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000226494 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000226494 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000246877 | Options
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000246877 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000246877 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246876 | Options
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000246876 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000246876 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205541 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000205541 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205541 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000205541 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205541 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205542 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000205542 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205542 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000205542 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205542 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205543 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000205543 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205543 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205543 | SectorGlobal Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205544 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000205544 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205544 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205544 | SectorGlobal Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043866 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043866 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043866 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043866 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043866 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000043866 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000043866 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000043866 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000043866 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043866 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043866 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000043866 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043866 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043865 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043865 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043865 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043865 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043865 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000043865 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000043865 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000043865 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000043865 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043865 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043865 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000043865 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043865 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000090442 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000090442 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000090442 | Asset Allocation FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000090442 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090442 | Global Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090441 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000090441 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000090441 | Asset Allocation FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000090441 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090441 | Global Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090446 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000090446 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000090446 | Asset Allocation FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000090446 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090446 | Global Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090445 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000090445 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000090445 | Asset Allocation FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000090445 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090445 | Global Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090444 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000090444 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000090444 | Asset Allocation FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000090444 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000090444 | Global Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090443 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000090443 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000090443 | Asset Allocation FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000090443 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000090443 | Global Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247618 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247618 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247618 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247618 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247618 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247618 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000247618 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247618 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000247618 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247618 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247618 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247618 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247618 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247618 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247618 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247620 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247620 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247620 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247620 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247620 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247620 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000247620 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247620 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000247620 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247620 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247620 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247620 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247620 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247620 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247620 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247619 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247619 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247619 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247619 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247619 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247619 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000247619 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247619 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000247619 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247619 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247619 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247619 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247619 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247619 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247619 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247623 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247623 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247623 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247623 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247623 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247623 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247623 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247621 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247621 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247621 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247621 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247621 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247621 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247621 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247622 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247622 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247622 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247622 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247622 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247622 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247622 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247626 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247626 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247626 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247626 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247626 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247626 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000247626 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247628 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247628 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247628 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247628 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247628 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247628 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000247628 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247627 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247627 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247627 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247627 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247627 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247627 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000247627 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247630 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247630 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247630 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247630 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000247630 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247630 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247630 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247630 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000247630 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247630 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247632 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247632 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247632 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247632 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000247632 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247632 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247632 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247632 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000247632 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247632 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247629 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247629 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247629 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247629 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000247629 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247629 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247629 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247629 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000247629 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247629 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247634 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000247634 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000247634 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000247634 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247634 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247634 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000247634 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247635 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000247635 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000247635 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000247635 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247635 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247635 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000247635 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247636 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000247636 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000247636 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000247636 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247636 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247636 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000247636 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247638 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000247638 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247638 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247638 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247638 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247638 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247638 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247640 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000247640 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247640 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247640 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247640 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247640 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247640 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247637 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000247637 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247637 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247637 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247637 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247637 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247637 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247643 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247643 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247643 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247643 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247643 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247643 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000247643 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247643 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247641 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247641 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247641 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247641 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247641 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247641 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000247641 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247641 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247642 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247642 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247642 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247642 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247642 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247642 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000247642 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247642 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131266 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131266 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131266 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131266 | Norfolk Southern Corp.FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131266 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131266 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131266 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131266 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131266 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131266 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131266 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000131266 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131266 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131265 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131265 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131265 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131265 | Norfolk Southern Corp.FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131265 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131265 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131265 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131265 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131265 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131265 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131265 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000131265 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131265 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247647 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000247647 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247647 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247647 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247647 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247647 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000247647 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247647 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247647 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247645 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000247645 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247645 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247645 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247645 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247645 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000247645 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247645 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247645 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247648 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000247648 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247648 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247648 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247648 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247648 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000247648 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247648 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247648 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247652 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247652 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247652 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000247652 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247652 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247652 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247652 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247650 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247650 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247650 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000247650 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247650 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247650 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247650 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247649 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247649 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247649 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000247649 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247649 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247649 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247649 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086779 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000086780 | Global Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000086781 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000086782 | Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000086783 | International Equity FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000110363 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000110363 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110363 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110363 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000110363 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110363 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000110362 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000110362 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110362 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110362 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000110362 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110362 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000110365 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000110365 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110365 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000110365 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000110365 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110365 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000110364 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000110364 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110364 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000110364 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000110364 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110364 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000117545 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117545 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000117544 | Money Market FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117544 | Fixed Income FundsInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000043353 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043353 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043353 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043353 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043353 | CoStar Group, Inc.FR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043353 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043353 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000043353 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000043353 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000043353 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043353 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000043353 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043352 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043352 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043352 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043352 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043352 | CoStar Group, Inc.FR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043352 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043352 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000043352 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000043352 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000043352 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043352 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000043352 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007727 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007727 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007727 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007727 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007727 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007727 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007727 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007727 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007727 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007727 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007727 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000007727 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007727 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007726 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007726 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007726 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007726 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007726 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007726 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007726 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007726 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007726 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007726 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007726 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000007726 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007726 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211425 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211425 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211425 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211425 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211425 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211425 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211425 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211425 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211425 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211425 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000211425 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000211425 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211425 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211425 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211425 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211425 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211425 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211425 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211425 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211425 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211424 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211424 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211424 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211424 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211424 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211424 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211424 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211424 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211424 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211424 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000211424 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000211424 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211424 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211424 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211424 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211424 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211424 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211424 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211424 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211424 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124875 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124875 | Global Multi-Asset FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000124874 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124874 | Global Multi-Asset FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000167348 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000167348 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167348 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000167348 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000167347 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000167347 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167347 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000167347 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000087493 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087493 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087493 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087493 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087493 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087493 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087493 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000087493 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087493 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087493 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087493 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000087493 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087493 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087493 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087492 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087492 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087492 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087492 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087492 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087492 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087492 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000087492 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087492 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087492 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087492 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000087492 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087492 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087492 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046810 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046810 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000046810 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000046810 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000046810 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000046810 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000046810 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000046810 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000046810 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000046810 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000046810 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000046810 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000046810 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000046810 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000046810 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000046810 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000046810 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000046809 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046809 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000046809 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000046809 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000046809 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000046809 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000046809 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000046809 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000046809 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000046809 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000046809 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000046809 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000046809 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000046809 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000046809 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000046809 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000046809 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167352 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000167352 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167352 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000167351 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000167351 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167351 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000007723 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007723 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007723 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007723 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007723 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007723 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007723 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007723 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007723 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007723 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007723 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000007723 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007723 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007722 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007722 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007722 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007722 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007722 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007722 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007722 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007722 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007722 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007722 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007722 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000007722 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007722 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043860 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043860 | Copart, Inc.FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043860 | Verisk Analytics, Inc.FR_92345Y106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043860 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043860 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043860 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000043860 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000043860 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043860 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043860 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043860 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000043860 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043860 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043860 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043860 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043859 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043859 | Copart, Inc.FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043859 | Verisk Analytics, Inc.FR_92345Y106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043859 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043859 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043859 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000043859 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000043859 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043859 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043859 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043859 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000043859 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043859 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043859 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043859 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236984 | Evercore, Inc.FR_29977A105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236984 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236984 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236984 | COPT Defense PropertiesFR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236984 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236984 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236984 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236984 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236984 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000236984 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236984 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000236984 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236983 | Evercore, Inc.FR_29977A105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236983 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236983 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236983 | COPT Defense PropertiesFR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236983 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236983 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236983 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236983 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236983 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000236983 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236983 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000236983 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131268 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131268 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131268 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131268 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131268 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131268 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131268 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000131268 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131268 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131268 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131268 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000131268 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131267 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131267 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131267 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131267 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131267 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131267 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131267 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000131267 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131267 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131267 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131267 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000131267 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153125 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153125 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153125 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153125 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153125 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153125 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000153125 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000153125 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153125 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153125 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153125 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000153125 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000153125 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153125 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153125 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000153125 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000153125 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153125 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153125 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153125 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153125 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153124 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153124 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153124 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153124 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153124 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153124 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000153124 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000153124 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153124 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153124 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153124 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000153124 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000153124 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153124 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153124 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000153124 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000153124 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153124 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153124 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153124 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153124 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099225 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099225 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000099224 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099224 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000007733 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007733 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007733 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007733 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007733 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007733 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007733 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007733 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007733 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007733 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007733 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000007733 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007733 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007732 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007732 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007732 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007732 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007732 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007732 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007732 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007732 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007732 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007732 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007732 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000007732 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007732 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153123 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153123 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153123 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153123 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153123 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153123 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153123 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153123 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153123 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153123 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153123 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000153123 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153123 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153122 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153122 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153122 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153122 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153122 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153122 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153122 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153122 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153122 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153122 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153122 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000153122 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153122 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099223 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000099223 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099222 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000099222 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124879 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124879 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124878 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124878 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043868 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043868 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043868 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043868 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043868 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043868 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043868 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000043868 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043868 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043868 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043868 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043868 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043868 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000043868 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043868 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043868 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000043868 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043868 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043868 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043868 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043867 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043867 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043867 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043867 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043867 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043867 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043867 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000043867 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043867 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043867 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043867 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043867 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043867 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000043867 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043867 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043867 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000043867 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043867 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043867 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043867 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062038 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062038 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062038 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062038 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062038 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000062038 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062038 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000062038 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062038 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062038 | China
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000062038 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000062038 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000062038 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000062038 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062038 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000062038 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062038 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062037 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062037 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062037 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062037 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062037 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000062037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062037 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000062037 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062037 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062037 | China
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000062037 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000062037 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000062037 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000062037 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062037 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000062037 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062037 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062035 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062035 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062035 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062035 | BHP Group Ltd.FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062035 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062035 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000062035 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062035 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000062035 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062035 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062035 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000062035 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000062035 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062035 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000062035 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000062035 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000062035 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062035 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062036 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062036 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062036 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062036 | BHP Group Ltd.FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062036 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062036 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000062036 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062036 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000062036 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062036 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062036 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000062036 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000062036 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062036 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000062036 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000062036 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000062036 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062036 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062032 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062032 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062032 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062032 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062032 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062032 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000062032 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062032 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000062032 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000062032 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062032 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000062032 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062031 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062031 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062031 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062031 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062031 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062031 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000062031 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062031 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000062031 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000062031 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062031 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000062031 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062034 | Super Micro Computer, Inc.FR_86800U104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062034 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062034 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062034 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062034 | Acuity Brands, Inc.FR_00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062034 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062034 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062034 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062034 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062034 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000062034 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000062034 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062034 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062033 | Super Micro Computer, Inc.FR_86800U104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062033 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062033 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062033 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062033 | Acuity Brands, Inc.FR_00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062033 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062033 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062033 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062033 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062033 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000062033 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000062033 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062033 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007713 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000007713 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007713 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007713 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000007713 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007712 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000007712 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007712 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007712 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000007712 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007717 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000007717 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007717 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000007717 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000007717 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007716 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000007716 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007716 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000007716 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000007716 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007715 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000007715 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007715 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000007715 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000007715 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007714 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000007714 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007714 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000007714 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000007714 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007707 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000007707 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000007707 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007707 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007706 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000007706 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000007706 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007706 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131273 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131273 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131273 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131273 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131273 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131273 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131273 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131273 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131273 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131273 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131273 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000131273 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131273 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131273 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131273 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131273 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131273 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131274 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131274 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131274 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131274 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131274 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131274 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131274 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131274 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131274 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131274 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131274 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000131274 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131274 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131274 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131274 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131274 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131274 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241300 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241300 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241300 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241300 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241300 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241300 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241300 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000241300 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000241300 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000241300 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241300 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241300 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241300 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241300 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241300 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241301 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241301 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241301 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241301 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241301 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241301 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241301 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000241301 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000241301 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000241301 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241301 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241301 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241301 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241301 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241301 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087497 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087497 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000087497 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087497 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087497 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087497 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087497 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087497 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000087497 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087497 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087497 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087497 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087496 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087496 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000087496 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087496 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087496 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087496 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087496 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087496 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000087496 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087496 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087496 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087496 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%